EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule of Stockholders Equity Note, Warrants or Rights [Table Text Block]
Warrants issued to non-employees:

	Number of shares	Weighted average exercise price

Outstanding at beginning of year	26,500	$4.12
Changes during the year:
Granted	63,500	$4.36
Forfeited	(10,000)	$3.65

Warrants outstanding at end of year	80,000	$4.37

Warrants exercisable at end of year	13,500	$4.52

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of the Company's stock option activity and related information for the year ended December 31, 2013:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	3,777,032	$4.74	4.0	$1,477
Changes during the year:
Granted	817,531	$4.66
Exercised	(672,645)	$2.82
Forfeited	(194,375)	$5.16
Expired	(534,000)	$10.78

Options outstanding at end of year	3,193,543	$4.09	4.5	$9,845

Vested and expected to vest	3,065,801	$4.09	4.5	$9,451

Options exercisable at end of year	1,446,182	$4.25	3.1	$4,279

Schedule Of Share Based Compensation Stock Options Outstanding [Table Text Block]
The options outstanding as of December 31, 2013, have been separated into ranges of exercise prices, as follows:

Range of exercise price	Options outstanding as of December 31, 2013	Weighted average remaining contractual life	Weighted average exercise price	Options exercisable as of December 31, 2012	Weighted average exercise price of exercisable options
		(Years)

$0.00-1.10	52,316	3.85	$0.01	46,566	$0.01
$1.50-2.51	363,500	4.22	$2.06	190,250	$2.11
$2.57-4.00	1,404,365	5.15	$3.21	525,732	$3.08
$4.08-6.49	1,086,331	3.83	$5.23	571,134	$5.63
$6.51-9.24	251,031	5.14	$7.02	76,500	$7.24
$9.32-14.76	36,000	0.10	$9.75	36,000	$9.75

	3,193,543	4.5	$4.09	1,446,182	$4.25

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following is a summary of the Company's restricted share units ("RSUs") activity and related information for the year ended December 31, 2013:

	Number of shares	Weighted average grant date fair value

Outstanding at beginning of year	182,161	$3.79
Changes during the year:
Granted	175,841	$4.93
Exercised	(85,541)	$3.74

RSUs outstanding at end of year	272,461	$4.54